Cover	Aug. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2022
Entity File Number	001-41294
Entity Registrant Name	Blue Water Vaccines Inc.
Entity Central Index Key	0001782107
Entity Tax Identification Number	83-2262816
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 E. Fifth Street, Suite 1900
Entity Address, City or Town	Cincinnati,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	620-4101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	BWV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false